DISAGGREGATED REVENUES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 370,636	$ 4,124,300	$ 233,249
Concentration of credit risk	0.00%	0.00%	100.00%
Training Seminars [Member]
Revenue	$ 0
Concentration of credit risk	0.00%	0.00%	100.00%
Personal Protective Equipment [Member]
Revenue	$ 19,494
Concentration of credit risk	5.30%	76.20%	0.00%
Constructions [Member]
Revenue	$ 77,350
Concentration of credit risk	20.90%	9.80%	0.00%
Managements [Member]
Revenue	$ 244,002
Concentration of credit risk	65.80%	12.50%	0.00%
Repair & Maintenance [Member]
Revenue	$ 29,790
Concentration of credit risk	8.00%	1.50%	0.00%